CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, Disposal of IPTV Business (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 07, 2015	Aug. 31, 2012	Aug. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Investment Holdings [Line Items]
Other than Temporary Impairment Losses, Investments				$ 5,336	$ 16,347	$ 3,947
UTStarcom Hong Kong Holdings Ltd | Convertible bonds of privately-held company
Investment Holdings [Line Items]
Principal amount of consideration received				$ 3,500	3,500	$ 20,200
Impairment Charge					6,500
Interest rate of debt securities (as a percent)		6.50%	6.50%
Principal amount of debt securities to be converted if P&L run-rate break-even is achieved on or prior to the Maturity Date		$ 5,000	$ 5,000
Percentage of outstanding shares to be issued on conversion if operating income break-even is achieved on or prior to the Maturity Date		8.00%
Debt Conversion, Original Debt, Amount	$ 20,000
Proceeds from Sale of Available-for-sale Securities, Debt	$ 10,000
Cost Method Investment Ownership Percentage Upon Conversion Of Securities	14.00%
Impairment on investment					$ 6,500
UTStarcom Hong Kong Holdings Ltd | Convertible bonds of privately-held company | Maximum
Investment Holdings [Line Items]
Investment In Debt Securities Percentage Of Shares To Be Issued On Conversion At Maturity Date		33.00%
UTStarcom Hong Kong Holdings Ltd | Convertible bonds of privately-held company | Minimum
Investment Holdings [Line Items]
Investment In Debt Securities Percentage Of Shares To Be Issued On Conversion At Maturity Date		25.00%
Disposed of by sale, not discontinued operations | IPTV divestiture
Investment Holdings [Line Items]
Amount of consideration paid by the Company upon divestiture		$ 30,000
Loss recorded on divestiture							$ 17,500
Disposed of by sale, not discontinued operations | IPTV divestiture | UTStarcom Hong Kong Holdings Ltd | Convertible bonds of privately-held company
Investment Holdings [Line Items]
Principal amount of consideration received		$ 20,000	$ 20,000